Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2024 and 2025 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024	$32,976,164		$33,636,945
December 31, 2025	14,967,630	$477,132	15,583,145	$496,753

Summary of Financial Assets Measured at Level 3 Fair Value
For the year ended December 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$-	$-	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	-	(113)	-	-	(83,352)
Recognized in other comprehensive income
Unrealized gains (losses) on financial assets at FVTOCI	-	-	-	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	-	-	1,605	-	6,658
Net increase in trade receivables	-	5,778,078	-	-	234,772	6,012,850
Trade receivables factored	-	(5,778,078)	-	-	-	(5,778,078)
Purchases	637,767	-	61,523	184,484	-	883,774
Disposal of subsidiary (Note 30)	-	-	-	(29,572)	-	(29,572)
Disposals	(681,870)	-	-	(188,476)	-	(870,346)

Balance at December 31	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607

For the year ended December 31, 2024

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607
Recognized in profit or loss	(352,120)	-	8,300	-	-	(343,820)
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	-	(9,397)	(17,146)	(26,543)
Effects of foreign currency exchange	137,556	-	2,270	336,580	-	476,406
Net increase in trade receivables	-	1,167,287	-	-	895,023	2,062,310
Trade receivables factored	-	(1,167,287)	-	-	-	(1,167,287)
Transferred out of Level 3	-	-	-	(53,360)	-	(53,360)
Purchases	177,813	-	363,225	12,150,760	-	12,691,798
Disposals	(140,358)	-	-	(184,455)	-	(324,813)

Balance at December 31	$2,366,866	$-	$435,205	$12,860,959	$7,558,268	$23,221,298

For the year ended December 31, 2025

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,366,866	$435,205	$12,860,959	$7,558,268	$23,221,298
Recognized in profit or loss	196,009	(76,798)	-	-	119,211
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	(207,646)	(17,620)	(225,266)
Effects of foreign currency exchange	(95,920)	(4,818)	(539,732)	-	(640,470)
Net decrease in trade receivables	-	-	-	(349,704)	(349,704)
Acquisitions through business combinations	-	-	357	-	357
Reclassification	30,639	-	-	-	30,639
Purchases	194,150	2,132,740	478,350	-	2,805,240
Disposals	(273,434)	(1,627,700)	(33,108)	-	(1,934,242)

Balance at December 31	$2,418,310	$858,629	$12,559,180	$7,190,944	$23,027,063

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$75,450	$13,873	$409,976	$240,939	$740,238
Recognized in profit or loss	6,248	(2,448)	-	-	3,800
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	(6,619)	(562)	(7,181)
Effects of foreign currency exchange	(3,058)	(154)	(17,205)	-	(20,417)
Net decrease in trade receivables	-	-	-	(11,147)	(11,147)
Effects of foreign currency exchange	-	-	11	-	11
Reclassification	977	-	-	-	977
Purchases	6,189	67,987	15,249	-	89,425
Disposals	(8,716)	(51,887)	(1,055)	-	(61,658)

Balance at December 31	$77,090	$27,371	$400,357	$229,230	$734,048

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$10,832,042	$10,187,492	$324,753
Measured at amortized cost (Note 1)	191,953,553	219,695,988	7,003,379
FVTOCI
Equity instruments	12,933,733	12,607,114	401,885
Debt instruments	1,025,760	1,008,140	32,137
Trade receivables, net	6,532,508	6,182,804	197,093

Financial liabilities

FVTPL
Held for trading	243,752	825,420	26,312
Contingent considerations	589,117	569,948	18,169
Financial liabilities for hedging	12,456,104	9,282,400	295,901
Measured at amortized cost (Note 2)	344,543,769	459,199,442	14,638,172

Note 1:	The balances included cash and cash equivalents, trade receivables measured at amortized cost, other receivables and other financial assets.

Note 2:
The balances included short-term borrowings, short-term bills payable, trade and other payables, bonds payable, long-term borrowings, temporary receipts (under the line items of other current liabilities and other non-current liabilities), and deposits received (under the line items of other current liabilities and other non-current liabilities).

Summary of Detailed Information About Hedged
December 31, 2024

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,515,265
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	8,940,839

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(243,954)	$243,954	$-	$-	$2,834,608	$323,983
Hedge of net investment in foreign operation	(562,598)	562,598	923,574	-	-	-

Summary of Detailed Information About Hedged Items
December 31, 2025

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$ -	$ -	$ 843,838	$ 26,900
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	8,438,562	269,001

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Liability
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (17,414)	$ 17,414	$ -	$ -	$ 964,637	$ 15,749
Hedge of net investment in foreign operation	1,117,589	(1,117,589)	(194,015)	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Liability
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (555)	$ 555	$ -	$ -	$ 30,750	$ 502
Hedge of net investment in foreign operation	35,626	(35,626)	(6,185)	-	-	-

Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$36,812,408	$53,381,124	$1,701,662
Financial liabilities	72,579,608	84,870,569	2,705,469

Cash flow interest rate risk
Financial assets	46,378,904	45,958,834	1,465,057
Financial liabilities	151,248,418	229,257,842	7,308,188

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$66,577,698	$39,954,390	$18,126,780	$4,707,506	$1,177,870
Obligation under leases	167,887	185,848	801,002	2,676,514	5,572,038
Floating interest rate liabilities	9,865,888	15,650,230	13,152,601	115,539,867	7,894,775
Fixed interest rate liabilities	5,163,326	11,011,781	16,702,747	23,210,093	-

	$81,774,799	$66,802,249	$48,783,130	$146,133,980	$14,644,683

Further information for maturity analysis of obligation under leases was as follows:

December 31, 2025

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$75,853,604	$46,653,157	$23,722,468	$34,607,140	$68,696
Obligation under leases	128,731	210,673	841,489	3,048,712	7,384,494
Floating interest rate liabilities	19,644,085	6,892,644	9,202,843	200,799,083	6,380,428
Fixed interest rate liabilities	10,637,451	5,080,186	4,875,149	14,702,446	-

	$106,263,871	$58,836,660	$38,641,949	$253,157,381	$13,833,618

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,418,030	$1,487,190	$756,215	$1,103,192	$2,190
Obligation under leases	4,104	6,716	26,825	97,186	235,400
Floating interest rate liabilities	626,206	219,721	293,364	6,400,991	203,393
Fixed interest rate liabilities	339,096	161,944	155,408	468,678	-

	$3,387,436	$1,875,571	$1,231,812	$8,070,047	$440,983

Summary of Maturity Analysis for Derivative Financial Instruments
December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Net settled

Forward exchange contracts	$10,872	$11,550	$-

Gross settled

Forward exchange contracts
Inflows	$10,395,219	$3,866,536	$332,003
Outflows	(10,278,376)	(3,831,303)	(319,540)

	116,843	35,233	12,463

Swap contracts
Inflows	13,901,338	31,704,116	84,978,720
Outflows	(13,702,851)	(30,131,740)	(80,905,026)

	198,487	1,572,376	4,073,694

	$315,330	$1,607,609	$4,086,157

December 31, 2025

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Net settled

Forward exchange contracts	$100,732	$37,542	$-

Gross settled

Forward exchange contracts
Inflows	$14,697,943	$1,903,349	$-
Outflows	(14,700,928)	(1,914,087)	-

	(2,985)	(10,738)	-

Swap contracts
Inflows	19,403,174	35,662,026	84,672,420
Outflows	(19,263,452)	(35,807,350)	(80,651,321)

	139,722	(145,324)	4,021,099

	$136,737	$(156,062)	$4,021,099

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Net settled

Forward exchange contracts	$3,211	$1,197	$-

Gross settled

Forward exchange contracts
Inflows	$468,535	$60,674	$-
Outflows	(468,630)	(61,016)	-

	(95)	(342)	-

Swap contracts
Inflows	$618,526	$1,136,819	$2,699,153
Outflows	(614,072)	(1,141,452)	(2,570,970)

	4,454	(4,633)	128,183

	$4,359	$(4,975)	$128,183

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,154,737	$2,676,514	$1,964,781	$951,983	$917,034	$1,738,240

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,180,893	$3,048,712	$1,817,587	$1,281,842	$1,203,233	$3,081,832

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$37,645	$97,186	$57,940	$40,862	$38,356	$98,242

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy
December 31, 2024

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$4,282,512	$-	$4,282,512
Forward exchange contracts	-	258,362	-	258,362
Non-derivative financial assets
Quoted shares	2,898,751	-	-	2,898,751
Private-placement funds	-	-	1,503,382	1,503,382
Unquoted shares	-	-	863,484	863,484
Open-end mutual funds	590,346	-	-	590,346
Hybrid financial assets
Convertible notes	-	-	360,635	360,635
Others	-	-	74,570	74,570

	$3,489,097	$4,540,874	$2,802,071	$10,832,042

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,846,151	$12,846,151
TIB quoted ordinary shares	72,774	-	-	72,774
Unquoted preferred shares	-	-	14,808	14,808
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,025,760	1,025,760
Trade receivables, net	-	-	6,532,508	6,532,508

	$72,774	$-	$20,419,227	$20,492,001

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$179,967	$-	$179,967
Forward exchange contracts	-	63,785	-	63,785
Contingent considerations	-	-	589,117	589,117

	$-	$243,752	$589,117	$832,869

			(Continued)

December 31, 2025

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$3,412,108	$-	$3,412,108
Forward exchange contracts	-	248,813	-	248,813
Non-derivative financial assets
Quoted shares	2,277,680	-	-	2,277,680
Private-placement funds	-	-	1,435,095	1,435,095
Open-end mutual funds	971,952	-	-	971,952
Unquoted shares	-	-	822,065	822,065
Others	-	-	161,150	161,150
Hybrid financial assets
Equity-linked structured products	-	-	497,899	497,899
Convertible notes	-	-	345,730	345,730
Others	-	-	15,000	15,000

	$3,249,632	$3,660,921	$3,276,939	$10,187,492

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,546,772	$12,546,772
TIB quoted ordinary shares	47,934	-	-	47,934
Unquoted preferred shares	-	-	12,408	12,408
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,008,140	1,008,140
Trade receivables, net	-	-	6,182,804	6,182,804

	$47,934	$-	$19,750,124	$19,798,058

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$736,231	$-	$736,231
Forward exchange contracts	-	75,438	-	75,438
Accumulator contracts	-	-	13,751	13,751
Contingent considerations	-	-	569,948	569,948

	$-	$811,669	$583,699	$1,395,368

				(Concluded	)

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$108,770	$-	$108,770
Forward exchange contracts	-	7,932	-	7,932
Non-derivative financial assets
Quoted shares	72,607	-	-	72,607
Private-placement funds	-	-	45,747	45,747
Open-end mutual funds	30,983	-	-	30,983
Unquoted shares	-	-	26,205	26,205
Others	-	-	5,138	5,138
Hybrid financial assets
Equity-linked structured products	-	-	15,872	15,872
Convertible notes	-	-	11,021	11,021
Others	-	-	478	478

	$103,590	$116,702	$104,461	$324,753

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$399,961	$399,961
TIB quoted ordinary shares	1,528	-	-	1,528
Unquoted preferred shares	-	-	396	396
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	32,137	32,137
Trade receivables, net	-	-	197,093	197,093

	$1,528	$-	$629,587	$631,115

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$23,469	$-	$23,469
Forward exchange contracts	-	2,405	-	2,405
Accumulator contracts	-	-	438	438
Contingent considerations	-	-	18,169	18,169

	$-	$25,874	$18,607	$44,481